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                            Prospectus Supplement to

                        VAN ECK GLOBAL FUNDS PROSPECTUS

                               Dated May 1, 1999

Amendment to the Prospectus

Effective October 22, 1999, Sheila Coco will co-manage the Global Leaders Fund with E. Alexandra von Stackelberg. Ms. Coco joined Fiduciary Trust Company in 1980. She has 23 years of experience in investing.

                  Prospectus Supplement Dated October 25, 1999

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